ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 10—ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2014	2015
	RMB	RMB	US$
Accrued expenses	202,707	152,960	23,613
Accrued payroll	66,926	51,954	8,020
Taxes payable	16,872	5,330	823
Deposits from delivery service providers and merchants in the marketplace program	144,772	153,462	23,690
Payables to merchants participating in the marketplace program	203,938	161,465	24,926
Sales refund payables	13,755	28,577	4,412
Payables for purchases of fixed assets	27,932	13,366	2,063
Other payables	27,581	38,549	5,951
	704,483	605,663	93,498